Demand Notes and Accrued Interest Payable - Schedule of Notes Payable (Details) (10-K) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Note payable bearing interest rate		12.00%	12.00%
Note Payable Bearing Interest at 8% [Member]
Note payable bearing interest rate	8.00%	8.00%	8.00%
Note Payable Bearing Interest at 5% [Member]
Note payable bearing interest rate	5.00%	5.00%	5.00%
Note Payable Bearing Interest at 12% [Member]
Note payable bearing interest rate	12.00%	12.00%	12.00%
Debt		$ 30,000	$ 30,000